Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	3,031.81
Total Fee Amount	13,810.00
Total Offset Amount	10,064.62
Net Fee	$ 713.57
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A